Property, Plant and Equipment - Activity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment
Capitalized borrowing costs	€ 22	€ 28	€ 37
Losses on disposals of property, plant and equipment	€ 1	€ 3